Nature of Business - Additional Information (Detail) - Subsequent Event [Member]	1 Months Ended
May. 31, 2016
Nature of Business [Line Items]
Issued and outstanding common shares description	1-for-10 share
Issued and outstanding common shares ratio	0.1